UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Emerging Markets Equity Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	24.93%
Technology	19.49
Communications	17.00
Consumer, Non-cyclical	9.02
Consumer, Cyclical	7.61
Energy	7.60
Basic Materials	6.31
Industrial	4.42
Utilities	2.17
Government Money Market Mutual Funds	0.16
Diversified	0.12
Short Term Investments	1.17
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 809.00	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
Investor Class
Actual	$1,000.00	$ 807.50	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class shares and 1.23% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.19%
5,476	Anglo American Platinum Ltd	$ 479,650
183,803	Anglo American PLC	6,569,577
77,912	CAP SA	702,146
73,239	Foosung Co Ltd	1,005,295
62,800	Ganfeng Lithium Co Ltd Class H(a)(b)	692,156
33,955	Gold Fields Ltd Sponsored ADR	309,670
127,500	Grupo Mexico SAB de CV Series B	531,379
94,600	Guangzhou Tinci Materials Technology Co Ltd Class A	878,867
199,402	Harmony Gold Mining Co Ltd Sponsored ADR(b)	624,128
120,107	Hindalco Industries Ltd(c)	517,949
71,135	Impala Platinum Holdings Ltd	789,203
339,150	Industries Qatar QSC	1,488,003
2,721	LG Chem Ltd	1,081,005
924,100	Petronas Chemicals Group Bhd	1,887,014
28,797	SABIC Agri-Nutrients Co	1,059,494
348,156	Sappi Ltd(c)	1,152,620
69,726	Sasol Ltd(c)	1,607,814
43,876	Saudi Arabian Mining Co(c)	585,595
149,208	Saudi Basic Industries Corp	4,046,144
263,792	Sibanye Stillwater Ltd	655,121
12,018	Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,003,864
60,301	SRF Ltd	1,726,983
44,006	Tata Steel Ltd	485,207
339,000	Vale SA	4,963,108
432,340	Vedanta Ltd	1,224,469
		36,066,461
Communications — 16.67%
47,963	Affle India Ltd(c)	646,574
7,720	AfreecaTV Co Ltd	479,455
884,300	Alibaba Group Holding Ltd(c)	12,614,887
21,873	Baidu Inc Sponsored ADR(c)	3,253,171
298,768	East Money Information Co Ltd Class A	1,137,949
55,216	Hellenic Telecommunications Organization SA	964,344
394,906	JD.com Inc Class A	12,725,072
176,157	KT Corp	4,953,231
81,700	Kuaishou Technology(a)(c)	918,200
518,400	Meituan Class B(a)(c)	12,936,304
6,959	MercadoLibre Inc(c)	4,431,978
349,255	MTN Group Ltd	2,842,101
32,509	Naspers Ltd Class N	4,749,128
24,546	Pinduoduo Inc ADR(c)	1,516,943
18,172	Saudi Research & Media Group(c)	913,502
9,759,700	Telkom Indonesia Persero Tbk PT	2,625,491
608,500	Tencent Holdings Ltd	27,543,842
277,700	TIM SA	677,608
60,934	Vipshop Holdings Ltd ADR(c)	602,637
Shares		Fair Value
Communications — (continued)
73,081	Vodacom Group Ltd(b)	$ 591,810
		97,124,227
Consumer, Cyclical — 7.46%
1,007,853	Abu Dhabi National Oil Co for Distribution PJSC	1,158,823
5,128,800	Astra International Tbk PT	2,285,723
2,611	BGF retail Co Ltd	381,039
2,072,000	Bosideng International Holdings Ltd(b)	1,287,269
70,500	BYD Co Ltd Class H	2,841,820
214,000	China Meidong Auto Holdings Ltd	680,027
632,000	China Yongda Automobiles Services Holdings Ltd	599,182
10,500	Contemporary Amperex Technology Co Ltd Class A	841,180
198,222	Eicher Motors Ltd(c)	7,042,359
475,600	Haier Smart Home Co Ltd Class H	1,770,162
25,046	Hankook Tire & Technology Co Ltd	638,503
86,000	JD Health International Inc(a)(c)	680,769
65,116	Kia Corp	3,886,486
79,002	KPIT Technologies Ltd(c)	521,669
14,569	Leejam Sports Co JSC	348,393
9,324	LG Electronics Inc	635,862
43,699	Li Auto Inc ADR(c)	1,674,109
199,500	Li Ning Co Ltd	1,857,563
617,940	Midea Group Co Ltd Class A	5,593,011
44,730	NIO Inc ADR(c)	971,536
1,498	Page Industries Ltd	763,598
167,110	Tata Motors Ltd(c)	871,142
1,038,100	Wal-Mart de Mexico SAB de CV(c)	3,572,268
508,000	Yadea Group Holdings Ltd(a)	996,296
225,000	Zhongsheng Group Holdings Ltd	1,589,752
		43,488,541
Consumer, Non-Cyclical — 8.75%
166,054	Adani Ports & Special Economic Zone Ltd	1,416,938
350,400	Arca Continental SAB de CV	2,311,025
37,000	Beijing Wantai Biological Pharmacy Enterprise Co Ltd Class A	858,834
860,810	Cencosud SA	1,095,653
1,536,000	China Mengniu Dairy Co Ltd	7,700,207
2,380,000	China Modern Dairy Holdings Ltd	358,142
52,487	Chongqing Brewery Co Ltd Class A	1,151,123
6,213,800	Chularat Hospital PCL NVDR	650,292
92,137	Cipla Ltd(c)	1,072,363
3,829	CJ CheilJedang Corp	1,120,919
26,500	Coca-Cola Femsa SAB de CV Sponsored ADR	1,464,920
79,924	Coca-Cola Icecek AS	620,339

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,262,000	COFCO Joycome Foods Ltd	$ 612,015
2,504,000	CSPC Pharmaceutical Group Ltd	2,502,810
42,073	Dr Reddy's Laboratories Ltd	2,345,446
225,047	Hindustan Unilever Ltd	6,380,875
203,100	Inner Mongolia Yili Industrial Group Co Ltd Class A	1,183,164
306,010	International Container Terminal Services Inc	1,024,589
6,019,000	Kalbe Farma Tbk PT	671,402
10,134	KT&G Corp(c)	642,342
23,500	Kweichow Moutai Co Ltd Class A	7,187,533
407,500	Marfrig Global Foods SA	944,496
212,600	Nongfu Spring Co Ltd Class H(a)	1,226,818
55,750	Pharmaron Beijing Co Ltd Class H(a)(b)	559,976
13,300	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	623,642
159,991	Sun Pharmaceutical Industries Ltd(c)	1,685,129
140,700	Tongwei Co Ltd Class A	1,261,829
5,117,000	Unilever Indonesia Tbk PT	1,640,695
74,000	WuXi Biologics Cayman Inc(a)(c)	685,641
		50,999,157
Diversified — 0.12%
677,000	CITIC Ltd	690,145
Energy — 7.46%
10,250,000	China Petroleum & Chemical Corp Class H	4,618,649
767,580	LONGi Green Energy Technology Co Ltd Class A	7,677,082
212,221	MOL Hungarian Oil & Gas PLC	1,641,624
273,505	Oil & Natural Gas Corp Ltd(c)	523,685
6,480,000	PetroChina Co Ltd(c)	3,039,160
651,243	Petroleo Brasileiro SA Sponsored ADR	7,606,518
33,862	Polski Koncern Naftowy ORLEN SA	519,970
167,000	PTT Exploration & Production PCL	772,295
549,300	PTT Exploration & Production PCL NVDR	2,476,223
441,774	Reliance Industries Ltd(c)	14,587,102
		43,462,308
Financial — 23.65%
43,626	360 DigiTech Inc ADR	754,730
139,824	Absa Group Ltd	1,335,084
185,044	Al Rajhi Bank	4,076,785
1,284,071	Aldar Properties PJSC	1,558,113
89,610	AU Small Finance Bank Ltd(a)(c)	674,341
619,897	Axis Bank Ltd	5,021,210
Shares		Fair Value
Financial — (continued)
181,700	Banco do Brasil SA	$ 1,157,530
23,046	Bancolombia SA Sponsored ADR	710,508
432,900	Bangkok Bank PCL	1,638,731
15,315,800	Bank Central Asia Tbk PT	7,457,835
19,287,300	Bank Mandiri Persero Tbk PT	10,299,670
1,309,100	Bank Negara Indonesia Persero Tbk PT	691,514
1,090,744	Bank of Baroda	1,351,973
18,480,000	Bank of China Ltd Class H	7,384,080
2,233,000	Bank of Communications Co Ltd Class H	1,547,804
3,212,700	Bank Rakyat Indonesia Persero Tbk PT	897,192
163,800	Chailease Holding Co Ltd	1,149,294
3,106,000	China Construction Bank Corp Class H	2,094,225
2,138,000	China Galaxy Securities Co Ltd Class H	1,236,859
368,000	China International Capital Corp Ltd Class H(a)	785,767
1,369,000	China Merchants Bank Co Ltd Class H	9,246,810
161,400	China Resources Mixc Lifestyle Services Ltd(a)(b)	801,819
999,800	China Taiping Insurance Holdings Co Ltd	1,234,926
806,700	Commerce Asset Holding(c)	907,799
18,182	Computer Age Management Services Ltd	521,774
1,069,000	Country Garden Services Holdings Co Ltd(b)	4,797,534
111,484	DGB Financial Group Inc	654,521
558,303	Dubai Islamic Bank PJSC	876,749
658,973	Emaar Properties PJSC	935,443
877,855	FirstRand Ltd	3,378,362
1,368,022	Greattown Holdings Ltd Class A	750,867
845,284	Grupo Financiero Banorte SAB de CV	4,724,629
56,534	Hana Financial Group Inc	1,718,280
420,792	HDFC Bank Ltd	7,207,793
244,700	Hong Leong Financial Group Bhd	1,027,308
395,261	ICICI Bank Ltd	3,550,994
3,306,000	Industrial & Commercial Bank of China Ltd Class H	1,972,522
469,700	Industrial Securities Co Ltd Class A	496,010
377,400	Kasikornbank PCL NVDR	1,610,483
54,334	KB Financial Group Inc	2,029,013
657,400	Kiatnakin Phatra Bank PCL NVDR	1,154,910
136,518	Korean Reinsurance Co	883,941
3,134,500	Krung Thai Bank PCL NVDR	1,377,676
1,084,520	Metropolitan Bank & Trust Co	943,435
384,400	New China Life Insurance Co Ltd Class H	1,081,801
100,001	OTP Bank Nyrt	2,243,600
3,835,000	People's Insurance Co Group of China Ltd Class H	1,174,217

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
2,204,000	PICC Property & Casualty Co Ltd Class H	$ 2,298,343
1,253,500	Ping An Insurance Group Co of China Ltd Class H	8,628,148
1,173,400	Public Bank Bhd	1,163,972
1,841,182	Punjab National Bank	678,420
201,301	Qatar Islamic Bank SAQ	1,229,889
19,058	Samsung Securities Co Ltd	492,644
175,093	Saudi National Bank	3,082,062
5,831,000	SinoPac Financial Holdings Co Ltd(c)	3,296,355
65,380	Standard Bank Group Ltd	623,775
587,117	State Bank of India	3,481,922
1,043,156	Turkiye Garanti Bankasi AS	868,475
255,556	Woori Financial Group Inc	2,392,195
702,480	Yuanta Financial Holding Co Ltd	465,262
		137,827,923
Industrial — 4.33%
22,000	Advanced Energy Solution Holding Co Ltd	718,484
508,719	Bharat Electronics Ltd(c)	1,509,698
1,104,550	COSCO SHIPPING Holdings Co Ltd Class H	1,550,393
345,000	Delta Electronics Inc	2,572,408
151,000	E Ink Holdings Inc(c)	964,175
235,000	Evergreen Marine Corp Taiwan Ltd	667,933
205,893	Grupo Argos SA	746,921
88,506	Hindustan Aeronautics Ltd(c)	1,979,788
189,000	Hiwin Technologies Corp	1,518,852
38,253	HMM Co Ltd	728,281
190,000	Kinik Co	933,325
2,407	LG Innotek Co Ltd	638,434
36,000	Lotes Co Ltd	809,994
123,000	Nan Ya Printed Circuit Board Corp	1,081,957
36,000	Orient Overseas International Ltd	959,162
647,300	Power Construction Corp of China Ltd Class A(c)	762,275
7,820	Samsung Electro-Mechanics Co Ltd	791,179
1,749,200	Shanghai Construction Group Co Ltd Class A(c)	791,636
73,100	Shenzhen Inovance Technology Co Ltd Class A	721,169
13,000	Silergy Corp	1,051,172
57,700	Sunny Optical Technology Group Co Ltd	946,094
306,000	Unimicron Technology Corp	1,637,668
150,800	Wan Hai Lines Ltd	602,957
202,000	Yang Ming Marine Transport Corp	558,692
		25,242,647
Shares		Fair Value
Technology — 19.11%
205,000	37 Interactive Entertainment Network Technology Group Co Ltd Class A	$ 652,690
14,160	Arabian Internet & Communications Services Co	747,913
18,000	ASPEED Technology Inc	1,155,372
119,000	Faraday Technology Corp	766,102
11,400	G-bits Network Technology Xiamen Co Ltd Class A	662,560
49,000	Global Unichip Corp	794,740
58,913	HCL Technologies Ltd	729,456
193,291	Infosys Ltd Sponsored ADR	3,577,816
1,704,000	Lenovo Group Ltd(b)	1,601,262
367,000	MediaTek Inc	8,056,083
1,914,000	Nanya Technology Corp	3,185,405
231,200	NetEase Inc	4,355,694
96,000	Novatek Microelectronics Corp	976,718
19,000	Parade Technologies Ltd	739,683
22,371	Persistent Systems Ltd	967,765
68,000	Realtek Semiconductor Corp(c)	831,675
576,678	Samsung Electronics Co Ltd	25,435,754
907	Samsung Electronics Co Ltd GDR(a)	987,066
3,979	Samsung SDI Co Ltd(c)	1,640,881
8,584	Silicon Motion Technology Corp ADR	718,481
115,033	SK Hynix Inc	8,122,957
2,495,000	Taiwan Semiconductor Manufacturing Co Ltd	39,985,749
16,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,348,875
32,265	Tata Consultancy Services Ltd	1,339,866
492,000	United Microelectronics Corp	657,649
692,000	Winbond Electronics Corp	506,316
10,821	WNS Holdings Ltd ADR(c)	807,679
		111,352,207
Utilities — 2.12%
25,062	Adani Green Energy Ltd(c)	615,461
214,000	Beijing Enterprises Holdings Ltd	760,866
15,855	CEZ AS	715,410
952,000	China Longyuan Power Group Corp Ltd Class H	1,844,945
418,000	China Resources Power Holdings Co Ltd	863,402
173,500	Cia de Saneamento do Parana	612,320
49,600	ENN Energy Holdings Ltd	819,825
91,999	GAIL India Ltd GDR	945,004
3,552,700	GD Power Development Co Ltd Class A	2,079,027
524,113	Indian Energy Exchange Ltd(a)(c)	1,057,765
664,365	NTPC Ltd(c)	1,203,834

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
133,548	Saudi Electricity Co	$ 863,886
		12,381,745
TOTAL COMMON STOCK — 95.86% (Cost $639,871,119)		$558,635,361
PREFERRED STOCK
Financial — 0.79%
1,403,040	Banco Bradesco SA(c)	4,608,481
TOTAL PREFERRED STOCK — 0.79% (Cost $5,277,583)		$ 4,608,481
WARRANTS
Consumer, Non-Cyclical — 0.09%
1,731	Kweichow Moutai Co Ltd(c)	529,431
TOTAL WARRANTS — 0.09% (Cost $525,273)		$ 529,431
GOVERNMENT MONEY MARKET MUTUAL FUNDS
67,000	BlackRock FedFund Institutional Class(d), 1.32%(e)	67,000
520,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 1.46%(e)	520,000
145,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.84%(e)	145,000
183,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(d), 1.38%(e)	183,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.16% (Cost $915,000)		$ 915,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.14%
$ 1,798,191	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $1,798,191 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(d)	$ 1,798,191
1,798,191	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $1,798,191 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(d)	1,798,191
1,262,230	Undivided interest of 47.30% in a repurchase agreement (principal amount/value $2,670,361 with a maturity value of $2,670,471) with Credit Suisse Securities AG, 1.48%, dated 6/30/22 to be repurchased at $1,262,230 on 7/1/22 collateralized by U.S. Treasury securities, 0.13% - 0.25%, 3/15/24 - 7/15/31, with a value of $2,723,769.(d)	1,262,230

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,798,191	Undivided interest of 48.59% in a repurchase agreement (principal amount/value $3,703,387 with a maturity value of $3,703,546) with Citibank NA, 1.55%, dated 6/30/22 to be repurchased at $1,798,191 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 7/1/24 - 6/1/52, with a value of $3,780,253.(d)	$ 1,798,191
TOTAL SHORT TERM INVESTMENTS — 1.14% (Cost $6,656,803)		$ 6,656,803
TOTAL INVESTMENTS — 98.04% (Cost $653,245,778)		$571,345,076
OTHER ASSETS & LIABILITIES, NET — 1.96%		$ 11,414,962
TOTAL NET ASSETS — 100.00%		$582,760,038
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Summary of Investments by Country as of June 30, 2022.
Country	Fair Value	Percentage of Fund Investments
China	$192,803,140	33.75%
India	79,034,049	13.83
Taiwan	75,027,197	13.13
South Korea	61,339,282	10.74
Indonesia	26,569,523	4.65
Brazil	20,570,063	3.60
South Africa	19,138,465	3.35
Saudi Arabia	15,723,776	2.75
Mexico	12,604,221	2.21
Hong Kong	12,044,966	2.11
Thailand	10,613,935	1.86
United States	8,840,916	1.55
United Kingdom	6,569,577	1.15
Malaysia	4,986,093	0.87
United Arab Emirates	4,529,127	0.79
Argentina	4,431,978	0.78
Hungary	3,885,224	0.68
Chile	2,801,663	0.49
Qatar	2,717,891	0.48
Philippines	1,968,023	0.34
Turkey	1,488,814	0.26
Colombia	1,457,429	0.25
Greece	964,344	0.17
Czech Republic	715,410	0.12
Poland	519,970	0.09
Total	$571,345,076	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $7,205,872 of securities on loan)(a)	$564,688,273
Repurchase agreements, fair value(b)	6,656,803
Cash	12,462,501
Cash denominated in foreign currencies, fair value(c)	3,877,888
Dividends receivable	3,285,458
Subscriptions receivable	942,175
Receivable for investments sold	1,700,697
Total Assets	593,613,795
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	2,384,448
Payable for other accrued fees	190,142
Payable for shareholder services fees	72,653
Payable to investment adviser	383,530
Payable upon return of securities loaned	7,571,803
Redemptions payable	243,812
Total Liabilities	10,853,757
NET ASSETS	$582,760,038
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,047,116
Paid-in capital in excess of par	698,348,071
Undistributed/accumulated deficit	(122,635,149)
NET ASSETS	$582,760,038
NET ASSETS BY CLASS
Investor Class	$246,942,884
Institutional Class	$335,817,154
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Institutional Class	130,000,000
Issued and Outstanding
Investor Class	30,030,154
Institutional Class	40,441,004
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.22
Institutional Class	$8.30
(a) Cost of investments	$646,588,975
(b) Cost of repurchase agreements	$6,656,803
(c) Cost of cash denominated in foreign currencies	$3,882,035
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Emerging Markets Equity Fund
INVESTMENT INCOME:
Interest	$803
Income from securities lending	18,227
Dividends	11,072,131
Foreign withholding tax	(1,329,153)
Total Income	9,762,008
EXPENSES:
Management fees	2,912,042
Shareholder services fees – Investor Class	438,933
Audit and tax fees	36,454
Custodian fees	197,308
Director's fees	16,274
Legal fees	2,432
Pricing fees	14,685
Registration fees	43,416
Shareholder report fees	8,773
Transfer agent fees	3,913
Other fees	5,243
Total Expenses	3,679,473
Less amount waived by investment adviser	492,081
Net Expenses	3,187,392
NET INVESTMENT INCOME	6,574,616
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(36,154,355)
Net Realized Loss	(36,154,355)
Net change in unrealized depreciation on investments and foreign currency translations	(102,238,417)
Net Change in Unrealized Depreciation	(102,238,417)
Net Realized and Unrealized Loss	(138,392,772)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(131,818,156)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Emerging Markets Equity Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$6,574,616	$6,466,971
Net realized gain (loss)	(36,154,355)	57,857,884
Net change in unrealized depreciation	(102,238,417)	(90,121,791)
Net Decrease in Net Assets Resulting from Operations	(131,818,156)	(25,796,936)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(8,312,346)
Institutional Class	-	(12,532,816)
From Net Investment Income and Net Realized Gains	0	(20,845,162)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	74,614,969	302,782,252
Institutional Class	47,922,195	135,368,481
Shares issued in reinvestment of distributions
Investor Class	-	8,312,346
Institutional Class	-	12,532,816
Shares redeemed
Investor Class	(26,704,059)	(93,556,673)
Institutional Class	(49,532,348)	(84,424,950)
Net Increase in Net Assets Resulting from Capital Share Transactions	46,300,757	281,014,272
Total Increase (Decrease) in Net Assets	(85,517,399)	234,372,174
NET ASSETS:
Beginning of Period	668,277,437	433,905,263
End of Period	$582,760,038	$668,277,437
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,098,367	27,491,410
Institutional Class	5,232,564	12,051,751
Shares issued in reinvestment of distributions
Investor Class	-	823,004
Institutional Class	-	1,229,914
Shares redeemed
Investor Class	(2,902,649)	(8,183,664)
Institutional Class	(5,281,137)	(7,439,402)
Net Increase	5,147,145	25,973,013
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$10.18	0.09	(2.05)	(1.96)	—	—	—	—	$ 8.22	(19.25%) (d)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$ 9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
12/31/2019	$ 7.79	0.10	1.59	1.69	(0.01)	(0.08)	—	(0.09)	$ 9.39	21.67%
12/31/2018 (e)	$10.00	0.09	(2.22)	(2.13)	—	(0.08)	—	(0.08)	$ 7.79	(21.34%) (d)
Institutional Class
6/30/2022(Unaudited)	$10.26	0.10	(2.06)	(1.96)	—	—	—	—	$ 8.30	(19.10%) (d)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$ 9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
12/31/2019	$ 7.78	0.14	1.57	1.71	(0.01)	(0.13)	—	(0.14)	$ 9.35	21.97%
12/31/2018 (e)	$10.00	0.12	(2.22)	(2.10)	—	(0.12)	—	(0.12)	$ 7.78	(21.02%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$246,943	1.39% (g)	1.23% (g)	1.96% (g)	30% (d)
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$ 51,824	1.49%	1.23%	1.59%	78%
12/31/2019	$ 10,129	1.50%	1.23%	1.21%	66%
12/31/2018 (e)	$ 12,536	1.56% (g)	1.23% (g)	0.98% (g)	60% (d)
Institutional Class
06/30/2022(Unaudited)	$335,817	1.04% (g)	0.88% (g)	2.21% (g)	30% (d)
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
12/31/2018 (e)	$328,510	1.07% (g)	0.88% (g)	1.37% (g)	60% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Emerging Markets Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 9,766,565	$ 26,299,896	$ —	$ 36,066,461
Communications	9,804,729	87,319,498	—	97,124,227
Consumer, Cyclical	6,217,913	37,270,628	—	43,488,541
Consumer, Non-cyclical	5,521,890	45,477,267	—	50,999,157
Diversified	—	690,145	—	690,145
Energy	7,606,518	35,855,790	—	43,462,308
Financial	7,419,756	130,408,167	—	137,827,923
Industrial	—	25,242,647	—	25,242,647
Technology	6,452,851	104,899,356	—	111,352,207
Utilities	1,557,324	10,824,421	—	12,381,745
	54,347,546	504,287,815	—	558,635,361
Preferred Stock	—	4,608,481	—	4,608,481
Warrants	—	529,431	—	529,431
Government Money Market Mutual Funds	915,000	—	—	915,000
Short Term Investments	—	6,656,803	—	6,656,803
Total Assets	$ 55,262,546	$ 516,082,530	$ —	$ 571,345,076
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$662,261,715
Gross unrealized appreciation on investments	27,745,032
Gross unrealized depreciation on investments	(118,661,671)
Net unrealized depreciation on investments	$(90,916,639)
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$545,006	$701,285	$791,665	$492,081	$0
The Adviser and Great-West Funds entered into sub-advisory agreements with Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $232,297,758 and $183,341,037, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $7,205,872 and received collateral as reported on the Statement of Assets and Liabilities of $7,571,803 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2022

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Emerging Markets Equity Fund changed its name to the Empower Emerging Markets Equity Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Emerging Markets Equity Fund (the “Fund”), a series of the Company and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, GWCM and each of Lazard Asset Management LLC (“Lazard”) and UBS Asset Management (Americas) Inc. (“UBS” and together with Lazard, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Lazard and UBS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed limited performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations, for the one- and three-year periods ended December 31, 2021. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class and Institutional Class for the one- and three-year periods ended December 31, 2021 were in the fourth and third quintiles, respectively, of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), but with specific performance universe rankings for the three-year period in the 54th and 49th percentiles, respectively. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the three-year period ended December 31, 2021 exceeded its performance universe median. The Board also observed that, as to the Investor Class and Institutional Class, the Fund underperformed its benchmark index for the one-year period ended December 31, 2021 and outperformed its benchmark index for the three-year period ended December 31, 2021.
The Board assessed performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as the performance attribution commentary provided by the Sub-Advisers. Also relevant to the Board’s analysis were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2023.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for the Investor Class was lower than the median contractual management fee of its peer group of funds and equal to the median contractual management fee with respect to the Institutional Class. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Lazard regarding its proprietary mutual fund and standard separate account fee schedules, in each case managed with the same emerging markets equity advantage strategy employed for the Fund. Further noted was Lazard’s statement that it does not sub-advise any other mutual funds using such strategy. In addition, the Board noted UBS’s statement that, based upon a review of accounts of similar size, mandates and service level, it believes that the fee charged to GWCM for the Fund is fair and reasonable and that the fee compares favorably to institutional accounts and other registered investment companies sub-advised by UBS. Based on the information provided, the Board noted that the fees charged by the Sub-Advisers to other accounts and clients identified as comparable appeared to be competitive with the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.

The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board also noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below the Fund’s peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Advisers.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022